OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2015	2014
Deferred charter revenue	4,120	3,285
Deferred gain on sale and leaseback	337	—
Unfavorable charter party contracts	674	—
Other current liabilities	8,862	—
	13,993	3,285
ONG TERM LIABILITIES

(in thousands of $)	2015	2014
Deferred gain on sale and leaseback	2,893	—
Other long term liabilities	5,647	—
	8,540	—